Financial Instruments (Details 2)	6 Months Ended
May 31, 2019 USD ($)
Undiscounted future cash flows	$ 5,312,125
Accounts Payable [Member]
Third parties	2,427,969
Accrued Liabilities [Member]
Third parties	932,017
Employee Costs Payable [Member]
Related parties	236,078
Unsecured Convertible Debentures [Member]
Related parties	1,716,061
Less Than 3 Months [Member]
Undiscounted future cash flows	3,640,395
Less Than 3 Months [Member] | Accounts Payable [Member]
Third parties	2,427,969
Less Than 3 Months [Member] | Accrued Liabilities [Member]
Third parties	932,017
Less Than 3 Months [Member] | Employee Costs Payable [Member]
Related parties	236,078
Less Than 3 Months [Member] | Unsecured Convertible Debentures [Member]
Related parties	44,331
Three To Six Months [Member]
Undiscounted future cash flows	1,083,845
Three To Six Months [Member] | Accounts Payable [Member]
Third parties	0
Three To Six Months [Member] | Accrued Liabilities [Member]
Third parties	0
Three To Six Months [Member] | Employee Costs Payable [Member]
Related parties	0
Three To Six Months [Member] | Unsecured Convertible Debentures [Member]
Related parties	1,083,845
Six To Nine Months [Member]
Undiscounted future cash flows	12,457
Six To Nine Months [Member] | Accounts Payable [Member]
Third parties	0
Six To Nine Months [Member] | Accrued Liabilities [Member]
Third parties	0
Six To Nine Months [Member] | Employee Costs Payable [Member]
Related parties	0
Six To Nine Months [Member] | Unsecured Convertible Debentures [Member]
Related parties	12,457
Nine Months To One Year [Member]
Undiscounted future cash flows	12,594
Nine Months To One Year [Member] | Accounts Payable [Member]
Third parties	0
Nine Months To One Year [Member] | Accrued Liabilities [Member]
Third parties	0
Nine Months To One Year [Member] | Employee Costs Payable [Member]
Related parties	0
Nine Months To One Year [Member] | Unsecured Convertible Debentures [Member]
Related parties	12,594
Greater Than One Year [Member]
Undiscounted future cash flows	562,834
Greater Than One Year [Member] | Accounts Payable [Member]
Third parties	0
Greater Than One Year [Member] | Accrued Liabilities [Member]
Third parties	0
Greater Than One Year [Member] | Employee Costs Payable [Member]
Related parties	0
Greater Than One Year [Member] | Unsecured Convertible Debentures [Member]
Related parties	$ 562,834